Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($) $ in Thousands	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Beginning Balance at Dec. 31, 2019	$ 2,371	$ 1		$ 9,783	$ (7,413)
Beginning Balance (Shares) at Dec. 31, 2019		8,901,475	2,300,000
Issuance of convertible preferred stock, net of issuance costs, Share		7,125
Issuance of convertible preferred stock, net of issuance costs	$ 10			10
Exercise of stock options (in shares)	24,479		24,479
Exercise of stock options	$ 3			3
Stock-based compensation expense	78			78
Net loss	(3,639)				(3,639)
Ending Balance at Dec. 31, 2020	(1,177)	$ 1		9,874	(11,052)
Ending Balance (Shares) at Dec. 31, 2020		8,908,600	2,324,479
Exercise of stock options (in shares)			50,000
Exercise of stock options	6			6
Stock-based compensation expense	10			10
Net loss	(1,356)				(1,356)
Ending Balance at Mar. 31, 2021	(2,517)	$ 1	$ 0	9,890	(12,408)
Ending Balance (Shares) at Mar. 31, 2021		8,908,600	2,374,479
Beginning Balance at Dec. 31, 2020	(1,177)	$ 1		9,874	(11,052)
Beginning Balance (Shares) at Dec. 31, 2020		8,908,600	2,324,479
Net loss	(4,770)
Ending Balance at Sep. 30, 2021	(5,792)	$ 1		10,029	(15,822)
Ending Balance (Shares) at Sep. 30, 2021		8,908,600	2,833,958
Beginning Balance at Dec. 31, 2020	(1,177)	$ 1		9,874	(11,052)
Beginning Balance (Shares) at Dec. 31, 2020		8,908,600	2,324,479
Conversion of convertible preferred stock to common stock, Share		(8,908,600)
Conversion of convertible preferred stock to common stock	1	$ (1)
Conversion of convertible preferred stock to common stock, Share			2,227,116
Conversion of convertible preferred stock to common stock				1
Conversion of convertible notes payable to common stock, Share			1,204,160
Conversion of convertible notes payable to common stock	7,656			7,656
Issuance of convertible preferred stock, net of issuance costs, Share			3,562,500
Issuance of convertible preferred stock, net of issuance costs	$ 14,560		$ 1	14,559
Exercise of stock options (in shares)	396,979		396,979
Exercise of stock options	$ 62			62
Issuance of warrants	608			608
Stock-based compensation expense	57			57
Net loss	(8,494)				(8,494)
Ending Balance at Dec. 31, 2021	13,272	$ 0	$ 1	32,817	(19,546)
Ending Balance (Shares) at Dec. 31, 2021		0	9,715,234
Beginning Balance at Mar. 31, 2021	(2,517)	$ 1	$ 0	9,890	(12,408)
Beginning Balance (Shares) at Mar. 31, 2021		8,908,600	2,374,479
Stock-based compensation expense	8			8
Net loss	(1,094)				(1,094)
Ending Balance at Jun. 30, 2021	(3,603)	$ 1	$ 0	9,898	(13,502)
Ending Balance (Shares) at Jun. 30, 2021		8,908,600	2,374,479
Issuance of convertible preferred stock, net of issuance costs, Share			112,500
Exercise of stock options (in shares)			346,979
Exercise of stock options	56			56
Issuance of warrants	52			52
Stock-based compensation expense	23			23
Net loss	(2,320)				(2,320)
Ending Balance at Sep. 30, 2021	(5,792)	$ 1		10,029	(15,822)
Ending Balance (Shares) at Sep. 30, 2021		8,908,600	2,833,958
Beginning Balance at Dec. 31, 2021	13,272	$ 0	$ 1	32,817	(19,546)
Beginning Balance (Shares) at Dec. 31, 2021		0	9,715,234
Stock-based compensation expense	61			61
Net loss	(2,240)				(2,240)
Ending Balance at Mar. 31, 2022	11,093	$ 0	$ 1	32,878	(21,786)
Ending Balance (Shares) at Mar. 31, 2022			9,715,234
Beginning Balance at Dec. 31, 2021	$ 13,272	$ 0	$ 1	32,817	(19,546)
Beginning Balance (Shares) at Dec. 31, 2021		0	9,715,234
Exercise of stock options (in shares)	56,250
Net loss	$ (7,842)
Ending Balance at Sep. 30, 2022	5,772	$ 0	$ 1	33,159	(27,388)
Ending Balance (Shares) at Sep. 30, 2022			9,677,734
Beginning Balance at Mar. 31, 2022	11,093	0	$ 1	32,878	(21,786)
Beginning Balance (Shares) at Mar. 31, 2022			9,715,234
Repurchase of common stock (in shares)			(93,750)
Stock-based compensation expense	112			112
Net loss	(3,018)				(3,018)
Ending Balance at Jun. 30, 2022	8,187	0	$ 1	32,990	(24,804)
Ending Balance (Shares) at Jun. 30, 2022			9,621,484
Exercise of stock options (in shares)			56,250
Exercise of stock options	56			56
Stock-based compensation expense	113			113
Net loss	(2,584)				(2,584)
Ending Balance at Sep. 30, 2022	$ 5,772	$ 0	$ 1	$ 33,159	$ (27,388)
Ending Balance (Shares) at Sep. 30, 2022			9,677,734